Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 7 – Subsequent Events

In October 2024, the Company entered into agreements with 16 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid their original principal and any accrued interest will be converted to Common Stock at a price of $0.10/share.

In October 2024, the Company entered into agreements with 1 noteholder, extending the maturity on their note to April 1, 2025. In consideration thereof, the noteholder will, receive 500,000 shares of Common Stock.

In November, 2024, the Company entered into securities purchase agreements (the “SPAs”) with 3 individuals, pursuant to which the Company agreed to issue to the investors  Promissory Notes (the “Notes”), in the aggregate principal amount of $94,708 with an interest rate of 8% per annum. The Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s Common Stock onto the NASDAQ, CBOE or NYSE American stock exchanges.

Note 7 – Subsequent Events

Stock Issued on Note Conversions

In January 2024, the Company issued 181,818 on the conversion of $20,000 due under a convertible promissory note.

Issuance of Common Stock

In March 2024, the Company issued 225,000 shares of common stock to two individuals as bonuses for their services. The stock was valued at $0.29/share and will be accounted for as Stock Based Compensation – non-related party.

In March 2024, the Company issued 1,250,000 shares of common stock to an individual for his services. Such shares of common stock were issued as compensation (250,000 shares pursuant to a consulting agreement and 1,000,000 shares as a performance bonus) and were valued at $.13 per share, or $162,500, in the aggregate. These securities are exempt from registration under the Securities Act of 1933, as amended, pursuant to the provisions of Section 4(a)(2) thereof.

In March 2024, the Company issued 2,080,000 shares of common stock as inducements to 7 individuals for the extension of 7 promissory notes to July 1, 2024, which shares were valued at $0.25 per share, the closing price of the stock on the date of issue as quoted on OTCMarkets.com.

Securities Purchase Agreement

On February 12, 2024, the Company and an Investor entered into a securities purchase agreement (the “SPA”), pursuant to which the Company agreed to issue to the Investor a Promissory Note (the “Note”), dated February 12, 2024, in the principal amount of $50,000 and interest of 10% per calendar year. The Note was funded by the Investor on February 15, 2024, with the Company receiving funding of $40,000, net of OID of $10,000. The SPA includes customary representations, warranties and covenants by the Company and customary closing conditions.

The Note matures on May 12, 2024. Only upon an event of default that shall not have been cured, the Note is convertible into shares of the Company’s common stock at any time at a conversion price equal to the lowest traded price of the Common Stock during the thirty (30) business days prior to the relevant notice of conversion; provided, however, that the Investor may not convert the Note to the extent that such conversion would result in the investor’s beneficial ownership of the Company’s common stock being in excess of 9.99% of the Company’s then-issued and outstanding common stock.

On February 12, 2024, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company has the right to sell to the Investor up to $5,000,000 in shares of its common stock (“Common Stock”), subject to certain limitations. The Investor was also issued a five-year warrant (the “Warrant”) to purchase 2,604,667 shares of Common Stock (the “Warrant Shares”) with standard anti-dilution provisions and cashless exercise.

Under the terms and subject to the conditions of the Purchase Agreement, the Investor is obligated to purchase up to $5,000,000 in shares of Common Stock (subject to certain limitations) from time to time over the period commencing on the date of the Purchase Agreement and ending on June 30, 2025. The price per share of Common Stock shall be eighty percent (80%) of the lowest traded price of the Common Stock for the six trading days following the closing date associated with the purchase notice delivered by the Company to the Investor. The maximum amount of each purchase notice shall be the lesser of (a) $250,000 or (b) two hundred fifty percent (250%) of the average daily trading volume during the six business days prior to the date associated with the purchase notices delivered by the Company to the Investor.

The Company’s sales of shares of Common Stock to the Investor under the Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 4.99% of the then-outstanding shares of the Common Stock; provided, however, that the Investor may increase the beneficial ownership limitation up to 9.99%, at its sole discretion, upon sixty-one (61) days’ prior written notice to the Company.

The Company agreed with the Investor that it will not enter into any other equity line or similar agreements without the prior consent of the Investor.

Pursuant to the terms of the Registration Rights Agreement, the Company shall file a registration statement with the SEC with respect to the shares of Common Stock issuable to the Investor pursuant to the Purchase Agreement and the Warrant Shares within 20 calendar days.

The Purchase Agreement and the Registration Rights Agreement contain customary representations, warranties and agreements of the Company and the Investor and customary conditions to completing future sale transactions, indemnification rights and obligations of the parties.

The Company has not sold any shares to the Investor as of the date of this filing.

Advance From Third Party

In March 2024, an investor advanced the Company $150,000, the terms of which are still under negotiation.

Other

Management has evaluated subsequent events through April 16, 2024.